Derivatives - Impact of the accumulated amount of fair hedge adjustments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 GBP (£) ₨ / £	Dec. 31, 2024 GBP (£) $ / £	Dec. 31, 2024 GBP (£) SFr / £	Dec. 31, 2024 GBP (£) ¥ / £	Dec. 31, 2024 GBP (£) ¥ / $	Dec. 31, 2024 GBP (£) kr / $	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 GBP (£) ₨ / £	Dec. 31, 2023 GBP (£) $ / £	Dec. 31, 2023 GBP (£) SFr / £	Dec. 31, 2023 GBP (£) ¥ / £	Dec. 31, 2023 GBP (£) ¥ / $	Dec. 31, 2023 GBP (£) kr / $	Dec. 31, 2022 GBP (£)
Fair value hedging
Derivatives
Changes in fair value used for hedge ineffectiveness	£ (954)							£ (364)							£ (442)
Carrying value adjustment for discontinued fair value hedges	46							57
Fair value hedging | Interest rate risk
Derivatives
Carrying value of hedged assets	42,042	£ 42,042	£ 42,042	£ 42,042	£ 42,042	£ 42,042	£ 42,042	28,559	£ 28,559	£ 28,559	£ 28,559	£ 28,559	£ 28,559	£ 28,559
Carrying value of hedged liabilities	43,702	43,702	43,702	43,702	43,702	43,702	43,702	42,396	42,396	42,396	42,396	42,396	42,396	42,396
Impact on hedged items included in carrying value, assets	(507)	(507)	(507)	(507)	(507)	(507)	(507)	(142)	(142)	(142)	(142)	(142)	(142)	(142)
Impact on hedged items included in carrying value, liabilities	(1,028)	(1,028)	(1,028)	(1,028)	(1,028)	(1,028)	(1,028)
Fair value hedging | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	42,100	42,100	42,100	42,100	42,100	42,100	42,100	28,500	28,500	28,500	28,500	28,500	28,500	28,500
Changes in fair value used for hedge ineffectiveness	(529)							803
Fair value hedging | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	41,000	41,000	41,000	41,000	41,000	41,000	41,000	39,100	39,100	39,100	39,100	39,100	39,100	39,100
Impact on hedged items included in carrying value, liabilities								(1,474)	(1,474)	(1,474)	(1,474)	(1,474)	(1,474)	(1,474)
Changes in fair value used for hedge ineffectiveness	(425)							(1,167)
Fair value hedging | Interest rate risk | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	382	382	382	382	382	382	382	745	745	745	745	745	745	745
Impact on hedged items included in carrying value, liabilities								(3)	(3)	(3)	(3)	(3)	(3)	(3)
Changes in fair value used for hedge ineffectiveness	(3)							(6)
Fair value hedging | Interest rate risk | Other financial liabilities - debt securities in issue
Derivatives
Carrying value of hedged liabilities	37,548	37,548	37,548	37,548	37,548	37,548	37,548	36,305	36,305	36,305	36,305	36,305	36,305	36,305
Impact on hedged items included in carrying value, liabilities	(784)	(784)	(784)	(784)	(784)	(784)	(784)	(1,151)	(1,151)	(1,151)	(1,151)	(1,151)	(1,151)	(1,151)
Changes in fair value used for hedge ineffectiveness	(315)							(1,023)
Fair value hedging | Interest rate risk | Financial liabilities, subordinated
Derivatives
Carrying value of hedged liabilities	5,772	5,772	5,772	5,772	5,772	5,772	5,772	5,346	5,346	5,346	5,346	5,346	5,346	5,346
Impact on hedged items included in carrying value, liabilities	(244)	(244)	(244)	(244)	(244)	(244)	(244)	(320)	(320)	(320)	(320)	(320)	(320)	(320)
Changes in fair value used for hedge ineffectiveness	(107)							(138)
Fair value hedging | Interest rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	5,318	5,318	5,318	5,318	5,318	5,318	5,318	5,663	5,663	5,663	5,663	5,663	5,663	5,663
Impact on hedged items included in carrying value, assets	(478)	(478)	(478)	(478)	(478)	(478)	(478)	(316)	(316)	(316)	(316)	(316)	(316)	(316)
Changes in fair value used for hedge ineffectiveness	(182)							167
Fair value hedging | Interest rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	36,724	36,724	36,724	36,724	36,724	36,724	36,724	22,896	22,896	22,896	22,896	22,896	22,896	22,896
Impact on hedged items included in carrying value, assets	(29)	(29)	(29)	(29)	(29)	(29)	(29)	174	174	174	174	174	174	174
Changes in fair value used for hedge ineffectiveness	(347)							636
Fair value hedging | Interest rate risk | Debt securities
Derivatives
Carrying value of hedged assets	4,631	4,631	4,631	4,631	4,631	4,631	4,631	2,957	2,957	2,957	2,957	2,957	2,957	2,957
Fair value hedging | 0-3 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	4,000	4,000	4,000	4,000	4,000	4,000	4,000	100	100	100	100	100	100	100
Fair value hedging | 0-3 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	800	800	800	800	800	800	800	2,700	2,700	2,700	2,700	2,700	2,700	2,700
Fair value hedging | 3-12 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	5,500	5,500	5,500	5,500	5,500	5,500	5,500	1,700	1,700	1,700	1,700	1,700	1,700	1,700
Fair value hedging | 3-12 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	4,300	4,300	4,300	4,300	4,300	4,300	4,300	3,300	3,300	3,300	3,300	3,300	3,300	3,300
Fair value hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	12,600	12,600	12,600	12,600	12,600	12,600	12,600	7,100	7,100	7,100	7,100	7,100	7,100	7,100
Fair value hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	14,200	14,200	14,200	14,200	14,200	14,200	14,200	13,400	13,400	13,400	13,400	13,400	13,400	13,400
Fair value hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	9,700	9,700	9,700	9,700	9,700	9,700	9,700	9,000	9,000	9,000	9,000	9,000	9,000	9,000
Fair value hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	15,500	15,500	15,500	15,500	15,500	15,500	15,500	11,300	11,300	11,300	11,300	11,300	11,300	11,300
Fair value hedging | 5-10 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	6,600	6,600	6,600	6,600	6,600	6,600	6,600	5,900	5,900	5,900	5,900	5,900	5,900	5,900
Fair value hedging | 5-10 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	5,700	5,700	5,700	5,700	5,700	5,700	5,700	7,700	7,700	7,700	7,700	7,700	7,700	7,700
Fair value hedging | Over 10 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	3,700	3,700	3,700	3,700	3,700	3,700	3,700	4,700	4,700	4,700	4,700	4,700	4,700	4,700
Fair value hedging | Over 10 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	500	500	500	500	500	500	500	700	700	700	700	700	700	700
Cash flow hedging | Interest rate risk
Derivatives
Carrying value of hedged assets	85,690	85,690	85,690	85,690	85,690	85,690	85,690	85,206	85,206	85,206	85,206	85,206	85,206	85,206
Carrying value of hedged liabilities	82,230	82,230	82,230	82,230	82,230	82,230	82,230	54,831	54,831	54,831	54,831	54,831	54,831	54,831
Cash flow hedging | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 85,700	£ 85,700	£ 85,700	£ 85,700	£ 85,700	£ 85,700	£ 85,700	£ 85,200	£ 85,200	£ 85,200	£ 85,200	£ 85,200	£ 85,200	£ 85,200
Average fixed interest rate	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%
Changes in fair value used for hedge ineffectiveness	£ (192)							£ (2,818)
Cash flow hedging | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 82,200	£ 82,200	£ 82,200	£ 82,200	£ 82,200	£ 82,200	£ 82,200	£ 54,800	£ 54,800	£ 54,800	£ 54,800	£ 54,800	£ 54,800	£ 54,800
Average fixed interest rate	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	4.03%	3.79%	3.79%	3.79%	3.79%	3.79%	3.79%	3.79%
Changes in fair value used for hedge ineffectiveness	£ (391)							£ 1,617
Cash flow hedging | Interest rate risk | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	82,081	£ 82,081	£ 82,081	£ 82,081	£ 82,081	£ 82,081	£ 82,081	54,675	£ 54,675	£ 54,675	£ 54,675	£ 54,675	£ 54,675	£ 54,675
Changes in fair value used for hedge ineffectiveness	(391)							1,610
Cash flow hedging | Interest rate risk | Other financial liabilities - debt securities in issue
Derivatives
Carrying value of hedged liabilities	149	149	149	149	149	149	149	156	156	156	156	156	156	156
Changes in fair value used for hedge ineffectiveness								7
Cash flow hedging | Interest rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	84,065	84,065	84,065	84,065	84,065	84,065	84,065	84,583	84,583	84,583	84,583	84,583	84,583	84,583
Changes in fair value used for hedge ineffectiveness	(190)							(2,796)
Cash flow hedging | Interest rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	1,625	£ 1,625	£ 1,625	£ 1,625	£ 1,625	£ 1,625	£ 1,625	623	£ 623	£ 623	£ 623	£ 623	£ 623	£ 623
Changes in fair value used for hedge ineffectiveness	(2)							(22)
Cash flow hedging | Exchange rate risk
Derivatives
Average foreign exchange rate		109.07	1.3	1.08	176.04	130.79	9.21		105.03	1.28	1.08	170.54	129.75	9.21
Carrying value of hedged assets	1,821	£ 1,821	£ 1,821	£ 1,821	£ 1,821	£ 1,821	£ 1,821	2,422	£ 2,422	£ 2,422	£ 2,422	£ 2,422	£ 2,422	£ 2,422
Carrying value of hedged liabilities	8,474	8,474	8,474	8,474	8,474	8,474	8,474	11,661	11,661	11,661	11,661	11,661	11,661	11,661
Cash flow hedging | Exchange rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	1,800	1,800	1,800	1,800	1,800	1,800	1,800	2,600	2,600	2,600	2,600	2,600	2,600	2,600
Cash flow hedging | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	12,600	12,600	12,600	12,600	12,600	12,600	12,600	14,300	14,300	14,300	14,300	14,300	14,300	14,300
Changes in fair value used for hedge ineffectiveness	(1)							12
Cash flow hedging | Exchange rate risk | Other financial liabilities - debt securities in issue
Derivatives
Carrying value of hedged liabilities	8,279	8,279	8,279	8,279	8,279	8,279	8,279	11,460	11,460	11,460	11,460	11,460	11,460	11,460
Changes in fair value used for hedge ineffectiveness	(1)							9
Cash flow hedging | Exchange rate risk | Financial liabilities (other)
Derivatives
Carrying value of hedged liabilities	195	195	195	195	195	195	195	201	201	201	201	201	201	201
Changes in fair value used for hedge ineffectiveness								3
Cash flow hedging | Exchange rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	223	223	223	223	223	223	223	583	583	583	583	583	583	583
Cash flow hedging | Exchange rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	1,598	1,598	1,598	1,598	1,598	1,598	1,598	1,839	1,839	1,839	1,839	1,839	1,839	1,839
Cash flow hedging | 0-3 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 10,600	£ 10,600	£ 10,600	£ 10,600	£ 10,600	£ 10,600	£ 10,600	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900
Average fixed interest rate	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	3.85%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cash flow hedging | 0-3 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800
Average fixed interest rate	4.34%	4.34%	4.34%	4.34%	4.34%	4.34%	4.34%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cash flow hedging | 0-3 months | Exchange rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300
Cash flow hedging | 0-3 months | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	3,100	3,100	3,100	3,100	3,100	3,100	3,100	8,400	8,400	8,400	8,400	8,400	8,400	8,400
Cash flow hedging | 3-12 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 10,800	£ 10,800	£ 10,800	£ 10,800	£ 10,800	£ 10,800	£ 10,800	£ 14,500	£ 14,500	£ 14,500	£ 14,500	£ 14,500	£ 14,500	£ 14,500
Average fixed interest rate	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%
Cash flow hedging | 3-12 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 17,100	£ 17,100	£ 17,100	£ 17,100	£ 17,100	£ 17,100	£ 17,100	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900
Average fixed interest rate	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	4.76%	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%
Cash flow hedging | 3-12 months | Exchange rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700
Cash flow hedging | 3-12 months | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	2,500	2,500	2,500	2,500	2,500	2,500	2,500	800	800	800	800	800	800	800
Cash flow hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 22,000	£ 22,000	£ 22,000	£ 22,000	£ 22,000	£ 22,000	£ 22,000	£ 33,900	£ 33,900	£ 33,900	£ 33,900	£ 33,900	£ 33,900	£ 33,900
Average fixed interest rate	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Cash flow hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 50,700	£ 50,700	£ 50,700	£ 50,700	£ 50,700	£ 50,700	£ 50,700	£ 39,100	£ 39,100	£ 39,100	£ 39,100	£ 39,100	£ 39,100	£ 39,100
Average fixed interest rate	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	3.97%	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 1,600	£ 1,600	£ 1,600	£ 1,600	£ 1,600	£ 1,600	£ 1,600
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	3,700	3,700	3,700	3,700	3,700	3,700	3,700	2,400	2,400	2,400	2,400	2,400	2,400	2,400
Cash flow hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 30,300	£ 30,300	£ 30,300	£ 30,300	£ 30,300	£ 30,300	£ 30,300	£ 22,800	£ 22,800	£ 22,800	£ 22,800	£ 22,800	£ 22,800	£ 22,800
Average fixed interest rate	3.32%	3.32%	3.32%	3.32%	3.32%	3.32%	3.32%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%
Cash flow hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100
Average fixed interest rate	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%
Cash flow hedging | More than 3 years but less than 5 years | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500
Cash flow hedging | 5-10 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 12,000	£ 12,000	£ 12,000	£ 12,000	£ 12,000	£ 12,000	£ 12,000	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100
Average fixed interest rate	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%
Cash flow hedging | 5-10 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 1,400	£ 1,400	£ 1,400	£ 1,400	£ 1,400	£ 1,400	£ 1,400	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300
Average fixed interest rate	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%	3.64%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Cash flow hedging | 5-10 years | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)								£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200
Cash flow hedging | Over 10 years | Interest rate risk | Hedging assets
Derivatives
Average fixed interest rate	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%
Cash flow hedging | Over 10 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 400	£ 600	£ 600	£ 600	£ 600	£ 600	£ 600	£ 600
Average fixed interest rate	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.18%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%